PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Additional pension benefit obligation (Details) - Defined Contribution Other Benefit Program - IDR (Rp) Rp in Thousands	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Threshold fund adequacy ratio	102.00%
Employer's contribution	Rp 120
Discount rate		7.00%	6.75%	7.25%